UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Collaborative Investment Series Trust
	Dividend Performers Fund
	Schedule of Investments
	June 30, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 96.43%

Air Courier Services - 1.97%
1,095	FedEx Corp.		$ 179,788

Aircraft Engines & Engine Parts 1.89%
1,326	United Technologies Corp.		172,645

Arrangement of Transportation Of Freight & Cargo - 3.89%
2,056	C.H. Robinson Worldwide		173,424
2,392	Expeditors International of Washington, Inc.		181,457
			354,881
Computer & Office Equipment - 1.85%
1,226	International Business Machines Corp.		169,065

Construction Machinery & Equipment - 1.90%
1,275	Caterpillar, Inc.		173,770

Construction, Mining & Materials Handling Machinery & Equipment - 1.93%
1,756	Dover Corp.		175,951

Cutlery, Handtools & General Hardware - 1.89%
1,190	Stanley Black & Decker, Inc.		172,086

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.90%
2,601	Emerson Electric Co.		173,539

Electronic Components & Accessories - 1.94%
1,358	Hubbell, Inc.		177,083

Engines & Turbines - 1.89%
1,004	Cummins, Inc.		172,025

Fabricated Rubber Products, Nec - 1.96%
1,277	Carlisle Companies, Inc.		179,304

Fire, Marine & Casualty Insurance - 3.87%
1,733	American Financial Group, Inc.		177,581
1,177	The Travelers Companies, Inc.		175,985
			353,566
General Industrial Machinery & Equipment - 1.93%
1,166	Illinois Tool Works, Inc.		175,844

Guided Missiles & Space Vehicles & Parts - 1.89%
475	Lockheed Martin Corp.		172,682

Household Furniture - 1.97%
4,694	Leggett & Platt, Inc.		180,109

Investment Advice - 3.77%
1,163	Ameriprise Financial, Inc.		168,821
4,052	Eaton Vance Corp.		174,763
			343,584
Life Insurance - 2.01%
59	American Equity Investment Life Holding Co.		182,977

Metalworking Machinery & Equipment - 1.94%
2,146	Lincoln Electric Holdings, Inc.		176,659

Miscellaneous Transportation Equipment - 1.97%
1,970	Polaris Industries, Inc.		179,723

Motors & Generators - 1.89%
2,107	Regal Beloit Corp.		172,163

Pumps & Pumping Equipment - 1.99%
2,769	ITT, Inc.		181,314

Railroads, Line-Haul Operating - 3.91%
2,298	CSX Corp.		177,796
178,580	Union Pacific Corp.		178,580
			356,376
Retail-Drug Stores And Proprietary Stores - 1.96%
3,268	Walgreens Boots Alliance, Inc.		178,662

Retail-Family Clothing Stores - 3.73%
1,709	Ross Stores, Inc.		169,396
3,225	TJX Companies, Inc.		170,538
			339,934
Retail-Home Furniture, Furnishings & Equipment Stores - 1.98%
2,784	Williams-Sonoma, Inc.		180,960

Retail-Lumber & Other Building Materials Dealers - 1.95%
1,764	Lowe's Companies, Inc.		178,005

Retail-Radio Tv & Consumer Electronics Stores - 1.93%
2,527	Best Buy Co., Inc.		176,208

Retail-Variety Stores - 3.80%
2,045	Target Corp.		177,117
1,536	Walmart, Inc.		169,713
			346,830
Rubber & Plastics Footwear - 1.95%
2,120	Nike, Inc. Class B		177,974

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.81%
549	Northrop Grumman Corp.		177,387
979	Raytheon Co.		170,229
			347,616
Security & Commodity Brokers, Dealers, Exchanges & Services - 1.97%
1,638	T. Rowe Price Group, Inc.		179,705

Semiconductors & Related Devices - 1.91%
1,520	Texas Instruments, Inc.		174,435

Services-Equipment Rental & Leasing, Nec - 1.87%
2,784	Aaron's, Inc.		170,965

Services-Help Supply Services - 1.90%
3,037	Robert Half International, Inc.		173,139

Ship & Boat Building & Repairing - 1.92%
962	General Dynamics Corp.		174,911

Soap, Detergent, Cleaning Preperations, Perfumes, Cosmetics - 2.01%
1,995	Stepan Co.		183,360

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.91%
3,165	Nucor Corp.		174,392

Trucking (No Local) - 1.92%
1,920	J.B. Hunt Transport Services, Inc.		175,507

Wholesale-Drugs Proprietaries & Druggists' Sundries - 5.85%
2,033	AmerisourceBergen Corp.		173,334
3,819	Cardinal Health, Inc.		179,875
1,344	McKesson Corp.		180,620
			533,829
Wholesale-Durable Goods - 1.93%
657	W.W. Grainger, Inc.		176,227

Wholesale-Industrial Machinery & Equipment - 1.98%
2,439	MSC Industrial Direct Co., Inc. Class A		181,120

TOTAL FOR COMMON STOCKS (Cost $8,613,134) - 96.43%			8,798,913

SHORT TERM INVESTMENTS - 5.01%
456,862	First Am Govt Ob Fd CI X 2.29%**		456,862
TOTAL SHORT TERM INVESTMENTS (Cost $456,862) - 5.01%			456,862

INVESTMENTS IN OPTIONS PURCHASED, AT VALUE (Premiums $5,755) - 0.04%			3,417

TOTAL INVESTMENTS (Cost $9,075,751) *** - 101.47%			9,259,192

INVESTMENTS IN OPTIONS WRITTEN, AT VALUE (Proceeds $68,497) - (0.51%)			(46,504)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.96%)			(87,598)

NET ASSETS - 100.00%			$ 9,125,090

** Variable rate security; the coupon rate shown represents the yield at June 30, 2019.

*** At June 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,007,254, amounted to $205,434 which consisted of aggregate gross unrealized appreciation of $317,180 and aggregate gross unrealized depreciation of $111,746.

NOTES TO FINANCIAL STATEMENTS
Dividend Perfomers Fund
1. SECURITY TRANSACTIONS

At June 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,007,254, amounted to $205,434 which consisted of aggregate gross unrealized appreciation of $317,180 and aggregate gross unrealized depreciation of $111,746.

2. SECURITY VALUATION

The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Trust's Board of Trustees (the "Board of Trustees"), and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Fixed income securities - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

For options, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:
(i) at the last quoted sales price or, in the absence of a sale
(ii) at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.
•   Level 1 – quoted prices in active markets for identical investments
•   Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•   Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,798,913	$0	$0	$8,798,913
Cash Equivalents	$456,862	$0	$0	$456,862
Options Purchased	$3,417	$0	$0	$3,417
Total	$9,259,192	$0	$0	$9,259,192

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	($46,504)	$0	$0	($46,504)
Total	($46,504)	$0	$0	($46,504)

			Collaborative Investment Series Trust
			Dividend Performers Fund
			Schedule of Options Purchased
			June 30, 2019 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

PUT OPTIONS * - 0.04%

SPDR S&P 500 ETF Trust	Interactive Brokers	78	$ 2,285,400	$ 235	7/19/2019	$ 312

SPDR S&P 500 ETF Trust	Interactive Brokers	92	26,956	245	8/2/2019	1,288

SPDR S&P 500 ETF Trust	Interactive Brokers	79	2,314,700	239	8/16/2019	1,817

TOTAL PUT OPTIONS (Premiums Paid $5,755) - 0.04%						$ 3,417

			Collaborative Investment Series Trust
			Dividend Performers Fund
			Schedule of Options Purchased
			June 30, 2019 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

WRITTEN OPTIONS * - 0.51%

SPDR S&P 500 ETF Trust	Interactive Brokers	(78)	$ (2,285,400)	$ 279.00	7/19/2019	$ (5,694)

SPDR S&P 500 ETF Trust	Interactive Brokers	(79)	(2,314,700)	284	8/16/2019	(22,041)

SPDR S&P 500 ETF Trust	Interactive Brokers	(92)	(2,695,600)	283	8/2/2019	(18,769)

TOTAL WRITTEN OPTIONS (Premiums Paid $68,497) - 0.51%						$ (46,504)

	Collaborative Investment Series Trust
	Preferred-Plus Fund
	Schedule of Investments
	June 30, 2019 (Unaudited)

Shares/Principal Amount			Value

PREFERRED STOCKS - 51.33%

Deep Sea Foreign Transportation of Freight - 0.13%
300	Costamare, Inc. Series E 8.875%, Perpetual		$ 7,632

Electric & Other Services Combined - 3.09%
4,000	Duke Energy Corp. 5.75%, Perpetual		105,680
3,100	NiSource 6.50%, Perpetual **		81,375
			187,055
Electric Services - 1.73%
4,000	Nextera Energy Capital 5.65%, 3/1/2079		104,520

Financial Services - 1.30%
3,000	GMAC Captial Trust I Series 2 7.943130%, 02/15/2040 **		78,390

Life Insurance - 5.31%
4,000	Athene Holdings, Ltd. 6.35%, Perpetual **		105,600
4,000	Prudential Financial, Inc. 5.625%, 8/15/2058		106,000
4,014	Reinsurance Group of America, Inc. 5.75%, 6/15/2056 **		109,582
			321,182
Miscellaneous Business Credit Institution - 2.21%
5,000	National Rural Utilities Cooperative Finance Corp. 5.50%, Perpetual		133,450

Motor Vehicles & Passenger Car Bodies - 1.75%
4,000	Ford Motor Co. 6.2%, 6/01/2059		105,560

National Commercial Banks - 20.60%
3,300	Bank Of America Corp. 6%, Perpetual		88,242
3,034	Capital One Financial Corp. 5.2%, Perpetual		75,759
2,095	Citigroup Capital XIII 8.95275%, 10/30/2040 **		57,801
2,301	Huntington Bancshares 6.25% Perpetual		59,573
4,000	JPMorgan Chase & Co. 6%, Perpetual		108,600
3,000	KeyCorp 6.125%, Perpetual **		83,430
1,120	PNC Financial Services Group, Inc. 6.125%, Perpetual **		30,150
6,000	Regions Financial Corp. Series B 6.375%, Perpetual **		164,220
3,000	Regions Financial Corp. Series C 5.7%, Perpetual **		77,550
4,000	Synovus Financial Corp. 6.3%, Perpetual **		103,080
3,000	U.S. Bancorp 3.5%, Perpetual **		59,550
2,025	U.S. Bancorp Series F 6.50%, Perpetual **		54,270
130	Wells Fargo & Co. 7.50%, Perpetual		177,346
4,025	Wells Fargo & Co. Series Q 5.85%, Perpetual **		105,697
			1,245,268
Real Estate Investment Trusts - 1.70%
4,000	National Retail Properties, Inc. 5.2%, Perpetual		97,560
200	Vereit, Inc. 6.7%, Perpetual		5,042
			102,602
Security Brokers, Dealers & Flotation Companies - 5.35%
3,295	Morgan Stanley 6.875%, Perpetual **		90,415
3,000	Morgan Stanley 5.85%, Perpetual **		78,960
200	Morgan Stanley 7.125%, Perpetual **		5,568
5,400	Goldman Sachs Group, Inc. 6.375%, Perpetual **		148,230
			323,173
State Commercial Banks - 6.02%
3,300	Fifth Third Bancorp 6.625%, Perpetual **		90,915
6,325	State Street Corp. 5.35%, Perpetual **		167,296
4,000	State Street Corp. 5.9%, Perpetual **		105,600
			363,811
Water Transportation - 0.61%
2,100	Teekay Offshore Partners L.P. 8.875%, Perpetual (US0003M + 6.407%) **		37,170

Wholesale-Farm Product Raw Materials - 1.54%
900	CHS, Inc. 7.1%, Perpetual **		23,625
2,560	CHS, Inc. 7.5%, Perpetual		69,658
			93,283

TOTAL FOR PREFERRED STOCKS (Cost $3,072,388) - 51.33%			3,103,096

CLOSED-END FUNDS - 1.69%
1,215	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.		30,241
400	Flaherty & Crumrine, Pfd Inc Fd Com		5,892
6,950	NUVEEN Preferred & Income SE		66,025
TOTAL FOR CLOSED-END FUNDS (Cost $97,051) - 1.69%			102,158

$1,000 PAR INSTITUTIONAL PREFERRED - 44.38%

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.76%
150,000	General Electric Co. 4.2%, Perpetual **		119,100
175,000	General Electric Co. 5%, Perpetual **		168,781
			287,881
Financial Services - 2.90%
175,000	American Express Co. 4.9%, Perpetual **		175,441

Fire, Marine & Casualty Insurance - 2.70%
160,000	Progressive Corp. 5.375%, Perpetual **		163,299

Life Insurance - 2.79%
160,000	Metlife, Inc. 5.875%, Perpetual **		168,899

National Commercial Banks - 19.05%
175,000	Citigroup, Inc. 5.8%, Perpetual **		175,437
180,000	Huntington Bancshares 5.7%, Perpetual **		180,900
170,000	JPMorgan Chase & Co. 4.625%, Perpetual **		164,688
160,000	KeyCorp 5%, Perpetual **		160,560
160,000	PNC Financial Services Group, Inc. 5%, Perpetual **		162,800
160,000	SunTrust Banks 5.125%, Perpetual **		157,008
160,000	Wachovia Cap Trust II 2.80338%, Perpetual **		147,200
3,000	Wachovia Cap Trust III 5.56975%, Perpetual **		3,001
			1,151,594
Personal Credit Institutions - 2.57%
160,000	Discover Financial 5.5%, Perpetual **		155,200

Security Brokers, Dealers & Flotation Companies - 5.43%
175,000	Charles Schwab Corp. 5%, Perpetual **		174,563
160,000	Goldman Sachs Group, Inc. 5%, Perpetual **		153,600
			328,163
State Commercial Banks - 4.17%
105,000	Bank Of New York Mellon Corp. 4.625%, Perpetual **		104,550
150,000	Fifth Third Bancorp 4.9%, Perpetual **		147,760
			252,310

TOTAL FOR $1,000 PAR INSTITUTIONAL PREFERRED (Cost $2,659,435) - 44.38%			2,682,787

EXCHANGE TRADED FUND - 0.98%
1,600	iShares Preferred & Income Securities ETF		58,960
TOTAL FOR EXCHANGE TRADED FUND (Cost $57,927) - 0.98%			58,960

SHORT TERM INVESTMENTS - 1.91%
115,763	First Am Govt Ob Fd CI X 2.29% ** (Cost $115,763)		115,763

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $2,324) - 0.02%			1,167

TOTAL INVESTMENTS (Cost $6,004,888) *** - 100.31%			6,063,931

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $26,810) - (0.26%)			(15,901)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)			(2,944)

NET ASSETS - 100.00%			$ 6,045,086

** Variable rate security; the coupon rate shown represents the yield at June 30, 2019.

*** At June 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,978,078, amounted to $69,952 which consisted of aggregate gross unrealized appreciation of $87,741 and aggregate gross unrealized depreciation of $17,789.

NOTES TO FINANCIAL STATEMENTS
Preferred-Plus Fund
1. SECURITY TRANSACTIONS

At June 30, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,978,078, amounted to $69,952 which consisted of aggregate gross unrealized appreciation of $87,741 and aggregate gross unrealized depreciation of $17,789.

2. SECURITY VALUATION

The Fund’s securities are valued at current market prices.  Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are generally valued by the pricing service at the last quoted sale price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Securities for which market values are not readily available, or for which the Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), such securities are valued as determined in good faith by the Advisor at their fair values pursuant to guidelines established by the Trust's Board of Trustees (the "Board of Trustees"), and under the ultimate oversight of the Board of Trustees.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Fixed income securities - The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

For options, under normal circumstances, closing bid and ask option quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the contracts.  Options listed for trading on a securities exchange (whether domestic or foreign and, for purposes of these procedures, including the NASDAQ) or board of trade for which market quotations are readily available shall be valued:
(i) at the last quoted sales price or, in the absence of a sale
(ii) at the mean of the last bid and asked prices.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.
•   Level 1 – quoted prices in active markets for identical investments
•   Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
•   Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Preferred Stock	$3,103,096	$0	$0	$3,103,096
Closed-End Funds	$102,158	$0	$0	$102,158
Corporate Bonds	$0	$2,682,787		$2,682,787
Exchange Traded Fund	$58,960			$58,960
Purchased Options	$1,167			$1,167
Cash Equivalents	$115,763	$0	$0	$115,763
Total	$3,381,144	$2,682,787	$0	$6,063,931

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	($15,901)	$0	$0	($15,901)
Total	($15,901)	$0	$0	($15,901)

Collaborative Investment Series Trust
Preferred-Plus Fund
Schedule of Purchased Options
June 30, 2019 (Unaudited)

PUT OPTIONS - 0.02% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	28	$ 820,400	$ 235.00	7/19/2019	$ 112

SPDR S&P 500 ETF Trust	Interactive Brokers	27	791,100	239.00	8/16/2019	621

SPDR S&P 500 ETF Trust	Interactive Brokers	31	908,300	245.00	8/2/2019	434
						1,167

Total Put Options (Premiums Paid $2,324) - 0.02%						$ 1,167

Collaborative Investment Series Trust
Preferred-Plus Fund
Schedule of Written Options
June 30, 2019 (Unaudited)

PUT OPTIONS - 0.26% *

Underlying Security	Counterparty	Contracts	Notional Amount	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(28)	$ (820,400)	$ 279.00	7/19/2019	$ (2,044)

SPDR S&P 500 ETF Trust	Interactive Brokers	(31)	(908,300)	283.00	8/2/2019	(6,324)

SPDR S&P 500 ETF Trust	Interactive Brokers	(27)	(791,100)	284.00	8/16/2019	(7,533)
						(15,901)

Total Put Options (Premiums Received $26,810) - 0.26%						$ (15,901)

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  August 29, 2019

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  August 29, 2019

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date:  August 29, 2019